Notes to the Balance Sheet - Summary of Additional Paid-in Capital (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional Paid-In Capital [Line Items]
Additional paid-in capital	€ 833,708,724	€ 833,320,689
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments	1,022,786	2,587,931	€ 7,455,761
Increase in Capital Reserve	388,035
2019 Long-term Incentive Plan MOR US [Member]
Additional Paid-In Capital [Line Items]
Treasury stock, value	43,095
2018 Long-term Incentive Plan [Member]
Additional Paid-In Capital [Line Items]
Treasury stock, value	591,656
Additional paid-in capital [member]
Additional Paid-In Capital [Line Items]
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments	€ 1,022,786	€ 2,587,931	€ 7,455,761